DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of debt instruments
The following table presents information relating to the revolving securitization programs.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022	Maturity Date
	($ million)	($ million)	($ million)
Retail (1)	975	977	896	December 2024
Leasing (1)	400	312	283	November 2025
Total asset-backed financing (Securitizations)	1,375	1,289	1,179
(1)At December 31, 2023 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 70 basis points and the notes relating to the leasing securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.
Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2023	2022	Maturity Date
		(€ thousand)
Ferrari N.V. (1)	EUR	130,224	—	January 2026
Ferrari N.V. (1)	EUR	75,040	—	March 2026
Ferrari Financial Services, Inc. (2)	USD	73,153	75,665	April 2024
Ferrari S.p.A. (3)	EUR	12,513	37,500	June 2024
Total borrowings from banks and other financial institutions		290,930	113,165
(1)     Amortized term loans bearing an average interest of 4.663 percent as of December, 31 2023.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 75 basis points.
(3)    An amortized term loan bearing fixed interest at 0.118 percent.

Disclosure of debt maturity
The following table provides a breakdown of debt by nature and split between current and non-current.

	At December 31,
	2023			2022
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Asset-backed financing (Securitizations)	514,597	651,876	1,166,473	422,736	682,689	1,105,425
Bonds and notes	—	903,673	903,673	394,628	1,095,691	1,490,319
Borrowings from banks and other financial institutions	166,763	124,167	290,930	100,665	12,500	113,165
Lease liabilities	16,450	56,597	73,047	15,917	41,506	57,423
Other debt	43,063	—	43,063	45,447	—	45,447
Total debt	740,873	1,736,313	2,477,186	979,393	1,832,386	2,811,779

The following tables present the change in debt, indicating separately financing cash flows and other movements.

		Financing cash flows		Other movements
	Balance at December 31, 2022	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2023
	(€ thousand)
Asset-backed financing (Securitizations)	1,105,425	151,217	(49,611)	445	(41,003)	1,166,473
Bonds and notes	1,490,319	—	(575,702)	(10,944)	—	903,673
Borrowings from banks and other financial institutions	113,165	250,000	(72,500)	2,891	(2,626)	290,930
Lease liabilities	57,423	—	(17,691)	34,448	(1,133)	73,047
Other debt	45,447	34,596	(35,566)	—	(1,414)	43,063
Total debt	2,811,779	435,813	(751,070)	26,840	(46,176)	2,477,186

		Financing cash flows		Other movements
	Balance at December 31, 2021	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2022
	(€ thousand)
Bonds and notes	1,487,110	—	—	3,209	—	1,490,319
Asset-backed financing (Securitizations)	900,213	218,924	(72,824)	1,733	57,379	1,105,425
Borrowings from banks and other financial institutions	154,419	8,909	(55,000)	560	4,277	113,165
Lease liabilities	56,210	—	(16,500)	17,409	304	57,423
Other debt	32,059	34,456	(23,215)	—	2,147	45,447
Total debt	2,630,011	262,289	(167,539)	22,911	64,107	2,811,779
____________________________
(1)     Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2) Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025.
Disclosure of contractual undiscounted cash flows
The following tables present the contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings.

	Contractual cash flows at December 31, 2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2023 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	542,960	390,256	277,783	—	1,210,999	1,166,473
Bonds and notes	11,714	458,619	14,850	460,106	945,289	903,673
Borrowings from banks and other financial institutions	172,441	83,047	46,813	—	302,301	290,930
Lease liabilities	17,934	12,571	28,131	22,316	80,952	73,047
Other debt	43,063	—	—	—	43,063	43,063
Total debt	788,112	944,493	367,577	482,422	2,582,604	2,477,186

	Contractual cash flows at December 31, 2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2022 (*)
	(€ thousand)
Bonds and notes	400,475	14,700	668,777	464,648	1,548,600	1,490,319
Asset-backed financing (Securitizations)	439,919	408,462	283,786	—	1,132,167	1,105,425
Borrowings from banks and other financial institutions	117,349	—	—	—	117,349	113,165
Lease liabilities	16,178	11,373	20,289	12,785	60,625	57,423
Other debt	45,447	—	—	—	45,447	45,447
Total debt	1,019,368	434,535	972,852	477,433	2,904,188	2,811,779